Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

As of December 31, 2023, and June 30, 2024, balances with related parties consisted of the following:
	December 31, 2023	June 30, 2024
Assets:
Due from Castor Ships (a) – current	$2,283,209	$578,154
Due from Castor Ships (a) – non-current	4,504,340	3,275,020
Due from Pavimar (b) – current	3,366,959	984,068
Investment in Toro (c) – non-current	117,537,135	117,544,913

Liabilities:
Due to Toro (d) – current	541,666	555,556
Due to other related parties (e)	—	324,000

(a) Castor Ships:

Castor Ships has acted as the Company’s commercial ship manager since September 1, 2020. Details of the Company’s transactions with Castor Ships are discussed in Note 4(a) to the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report.

As of June 30, 2024, in accordance with the provisions of the Amended Castor Ship Management Agreements (as defined in the 2023 Annual Report), Castor Ships (i) had subcontracted to a third-party ship management company the technical management of the Company’s containerships and (ii) was co-managing with Pavimar the Company’s dry bulk vessels. Castor Ships pays, at its own expense, the containership technical management company a fee for the services it has subcontracted to it, without any additional cost to the Company.

During the six months ended June 30, 2023, and the six months ended June 30, 2024, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships: (i) management fees amounting to $1,270,425 and $1,191,892, respectively, (ii) charter hire commissions amounting to $655,431 and $463,672, respectively and (iii) sale and purchase commissions amounting to $126,000, and $1,112,000 respectively. Sale and purchase commissions were charged due to the sale of one Panamax vessel in 2023 and four Panamax vessels, two Kamsarmax vessels and one Capesize vessel in 2024, which are included in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. Moreover, during the six months ended June 30, 2023, and the six months ended June 30, 2024 the flat management fees amounted to $1,500,000 and 1,599,000, respectively, and are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Amended Castor Ship Management Agreements also provide for an advance funding equal to two months of vessel daily operating costs to be placed with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2023, such advances amounted to $4,504,340 and $1,740,931, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying consolidated balance sheet, respectively. The amount of $1,740,931 relates to the M/V Magic Venus, M/V Magic Orion, M/V Magic Moon which had been classified as held for sale (Note 7(b)), and the M/V Magic Sun, M/V Magic Phoenix and M/V Magic Argo, that were sold on November 14, 2023, November 27, 2023 and December 14, 2023, respectively. As of June 30, 2024, such advances amounted to $3,275,020, and are presented in ‘Due from related parties, non-current’, in the accompanying unaudited condensed consolidated balance sheet. In connection with the subcontracting services rendered by the third-party ship-management companies, as of December 31, 2023, and June 30, 2024, $605,688 and $2,127 were due from Castor Ships, respectively, which are presented in ‘Due from related parties, current’ in the accompanying unaudited condensed consolidated balance sheets.

As of December 31, 2023 and June 30, 2024, net amounts of $43,689 and $653,917 were due from Castor Ships in relation to advances for operating expenses/drydock payments made by the Company to Castor Ships.

Further, as of December 31, 2023, and June 30, 2024, amounts of $107,099 and $77,890, respectively, were due to Castor Ships in connection with the services covered by the Amended Castor Ships Management Agreements. As a result, as of December 31, 2023 and June 30, 2024, net amounts of $2,283,209 and $578,154 were due from Castor Ships which are presented in ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheets.

(b)  Pavimar:

With effect from July 1, 2022, pursuant to the terms of the Amended and Restated Master Management Agreement, Pavimar provides, as co-manager with Castor Ships, the dry-bulk vessel owning subsidiaries with a range of technical, crewing, insurance and operational services it provided prior to the Company’s entry into the Amended and Restated Management Agreement, in exchange for a daily management fee of $600 per vessel. Pavimar also performed the technical management of containerships as sub-manager for Castor Ships from their date of acquisition up to January 2023. During the six months ended June 30, 2023, and the six months ended June 30, 2024, management fees paid amounted to $2,345,400 and $1,294,800, respectively.

Pavimar had subcontracted the technical management of three and one of the Company’s dry bulk vessels to third-party ship-management companies as of December 31, 2023 and June 30, 2024, respectively. These third-party management companies provided technical management services to the respective vessels for a fixed annual fee which is paid by Pavimar at its own expense. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2023, and June 30, 2024, aggregate working capital guarantee deposits due from Pavimar of $258,252 in both periods, which are presented in ‘Due from related parties, current’ in the accompanying unaudited condensed consolidated balance sheet. In addition, Pavimar and its subcontractor third-party managers make payments for operating expenses with funds paid from the Company to Pavimar. As of December 31, 2023, and June 30, 2024, net amounts of $3,302,157 and $821,366 were due from Pavimar, respectively, in relation to advance payments to Pavimar on behalf of the Company. Further, as of December 31, 2023, and June 30, 2024, amounts of $193,450 and $95,550 were due to Pavimar in connection with additional services covered by the technical management agreements. As a result, as of December 31, 2023, and June 30, 2024, net amounts of $3,366,959 and $984,068 were due from Pavimar, respectively, which are presented in ‘Due from related parties, current’, respectively, in the accompanying unaudited condensed consolidated balance sheets.

(c) Investment in related party:

As discussed in Note 1, as part of the Spin-Off Castor received 140,000 Series A Preferred Shares, having a stated amount of $1,000 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A Preferred Shares (Note 1). The Series A Preferred Shares do not have voting rights. The Series A Preferred Shares are convertible into common shares at the Company’s option commencing upon the third anniversary of the issue date until but excluding the seventh anniversary, at a conversion price equal to the lesser of (i) 150% of the VWAP of Toro common shares over the five consecutive trading day period commencing on the Distribution Date, and (ii) the VWAP of Toro common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

As of December 31, 2023 and June 30, 2024, the aggregate value of investments in Toro amounted to $117,537,135 and $117,544,913, including $315,000 and $322,778 of accrued dividends, respectively and are separately presented as ‘Investment in related party’ in the accompanying unaudited condensed consolidated balance sheets. As of June 30, 2024, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

Furthermore, Castor is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $1,000 per share, of the 140,000 Series A Preferred Shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Toro’s Board of Directors approval. However, for each quarterly dividend period commencing on or after the reset date (the seventh anniversary of the issue date of the Series A Preferred Shares), the dividend rate will be the dividend rate in effect for the prior quarterly dividend period multiplied by a factor of 1.3; provided that the dividend rate will not exceed 20% per annum in respect of any quarterly dividend period. During the six month periods ended June 30, 2023 and 2024, dividend income derived from the Company’s investment in Toro amounted to $451,111 and $707,777, respectively, and is presented in ‘Dividend income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

During the six months ended June 30, 2024, the Company received dividend of $700,000 from its investment in Toro.

Following the successful completion of the Spin-Off, as of June 30, 2023, Toro reimbursed Castor $2,667,044 for expenses related to the Spin-Off that have been incurred by Castor.

(d) Issuance of Series D Preferred shares to Toro:

On August 7, 2023, the Company issued 50,000 5.00% Series D fixed rate cumulative perpetual convertible preferred shares (the “Series D Preferred Shares”) to Toro in exchange for $50,000,000 in cash, as referenced in Note 10. The amounts of accrued dividend on the Series D Preferred Shares due to Toro as of December 31, 2023, and as of June 30, 2024 were $541,666 and $555,556 respectively, and are presented in ‘Due to related parties, current’ in the accompanying unaudited condensed consolidated balance sheets.

(e)  Vessel Disposals:

On December 21, 2023, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Venus, for a gross sale price of $17.5 million. The vessel was delivered to its new owner on May 10, 2024.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Nova for a gross sale price of $16.1 million. The vessel was delivered to its new owners on March 11, 2024.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Horizon for a gross sale price of $15.8 million. The vessel was delivered to its new owners on May 28, 2024.

On February 15, 2024, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Nebula for a gross sale price of $16.2 million. The vessel was delivered to its new owners on April 18, 2024. During the six months ended June 30, 2024, the Company has agreed to pay a brokerage commission of $324,000 on the sale of M/V Magic Nebula to a company related to the buyer of the vessel. Such amount was not paid as of June 30, 2024, and it is presented in ‘Due to related parties, current’ in the accompanying unaudited condensed consolidated balance sheets and is also included in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The terms of the sales of the M/V Magic Venus, M/V Magic Nova, M/V Magic Horizon and M/V Magic Nebula were each negotiated and approved by a special committee of the Company’s disinterested and independent directors.